Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	March 31, 2025	March 31, 2024
Accounts receivable	$22,101,932	$14,915,192
Less: allowance for expected credit loss	(2,957,829)	(1,642,216)
	$19,144,103	$13,272,976

Schedule of Movement of Allowance for Expected Credit Loss

The movement of allowance for expected credit loss is as follow:

	March 31, 2025	March 31, 2024
Balance at beginning of the year	$1,642,216	$698,399
Provision	1,331,258	985,190
Exchange adjustment	(15,645)	(41,373)
Ending balance	$2,957,829	$1,642,216